UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 03/31/2000
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   156

Form 13F Information Table Value Total:   $644,217,176
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                   QUARTERLY REPORT ENDING MARCH 31, 2000

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101  3,079,688  63,580         Defined               45,930            17,650
AFLAC Inc.                        Common         001055102  1,887,378  42,413         Defined               39,913             2,500
ANB Corporation                   Common         001926104  1,874,376  59,504         Defined                3,105            56,399
AT&T Corp.                        Common         001957109    719,367  12,443         Defined               12,218               225
AVT Corporation                   Common         002420107    297,373  26,880         Defined               11,705            15,175
Abbott Laboratories, Inc.         Common         002824100  9,015,438 253,956         Defined              238,906            15,050
Adobe Systems Inc                 Common         00724F101  4,778,441  44,580         Defined               34,580            10,000
Albertson's Inc                   Common         013104104    588,168  19,050         Defined               19,050                 0
Alcoa Inc.                        Common         013817101    954,859  13,285         Defined               13,085               200
Alltel Corp.                      Common         020039103  1,608,820  25,040         Defined               20,980             4,060
Alltrista Corp.                   Common         020040101  1,505,609  65,819         Defined               10,883            54,936
American Express Co.              Common         025816109    422,415   2,835           Sole                 2,835                 0
American General Corp             Common         026351106    634,658  11,110         Defined               11,035                75
American Home Products Co         Common         026609107  1,998,698  38,390         Defined               38,390                 0
American Intl Group Inc.          Common         026874107 21,740,643 200,028         Defined              177,130            22,898
Analog Devices Inc                Common         032654105    464,490   5,955         Defined                3,955             2,000
Anheuser-Busch Cos Inc.           Common         035229103  2,039,365  31,710         Defined               30,910               800
Automatic Data Processing         Common         053015103  4,598,497  96,937         Defined               72,137            24,800
Avery Dennison Corp.              Common         053611109  7,128,100 116,973         Defined              107,673             9,300
BP Amoco PLC SPONS ADR            Common         055622104 21,287,152 409,857         Defined              369,827            40,030
BMC Software, Inc.                Common         055921100    479,188   9,970         Defined                9,370               600
Ball Corp.                        Common         058498106 22,312,857 683,919         Defined              301,907           382,012
Bank One Corp                     Common         06423A103  4,775,186 141,487         Defined              141,221               266
Bellsouth Corp.                   Common         079860102 10,442,413 222,179         Defined              195,104            27,075
Bestfoods                         Common         08658U101    740,250  15,750         Defined               15,650               100
Biogen N V                        Common         090597105  1,144,884  16,225         Defined               10,625             5,600
Biomet Inc                        Common         090613100    209,871   6,300         Defined                2,300             4,000
Bristol Myers Squibb Co.          Common         110122108  3,551,217  62,030         Defined               52,680             9,350
Cardinal Health Inc.              Common         14149Y108    398,098   8,666         Defined                8,441               225
Carnival Corp. Com Stock          Common         143658102  2,274,434  94,520         Defined               88,895             5,625
Central Newspapers                Common         154647101  1,356,687  44,300           Sole                44,300                 0
Cinergy Corporation               Common         172474108    756,824  35,407         Defined               35,407                 0
Cisco Systems                     Common         17275R102 19,903,414 270,335         Defined              263,985             6,350
Citigroup, Inc.                   Common         172967101  5,356,606  90,027         Defined               86,102             3,925
Coca Cola Company                 Common         191216100  3,823,219  78,727         Defined               78,302               425
Colgate-Palmolive                 Common         194162103  3,440,110  61,225         Defined               60,525               700
Computer Associates Int'l         Common         204912109  3,239,787  56,714         Defined               46,877             9,837
Compuware Corp                    Common         205638109    851,655  40,555         Defined               35,230             5,325
Comverse Technology Inc.          Common         205862402    439,770   2,572         Defined                2,572                 0
Conagra Inc.                      Common         205887102    254,222  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105    822,232  41,632         Defined               40,731               901
Constellation Energy Group Inc.   Common         210371100  1,239,937  38,900         Defined               38,900                 0
Corning Inc                       Common         219350105    354,944   1,888         Defined                1,888                 0
Costo Whsl Corp New Com           Common         22160K105  1,315,293  26,175         Defined               26,100                75
Cox Communications Inc. CL A      Common         224044107    845,910  18,798         Defined               12,814             5,984
Dell Computer                     Common         247025109  6,829,843 130,870         Defined              129,745             1,125
The Walt Disney Company           Common         254687106    459,494  11,416         Defined               10,816               600
Dover Corp.                       Common         260003108  2,464,252  51,405         Defined               40,705            10,700
Dow Chemical Co.                  Common         260543103    203,875   1,750         Defined                1,750                 0
EMC Corporation                   Common         268648102 18,548,858 146,054         Defined              129,404            16,650
Electronic Data Systems Corp (New)Common         285661104    394,169   5,818           Sole                 5,818                 0
Emerson Electric Co.              Common         291011104    262,203   4,924         Defined                4,924                 0
Equifax Inc.                      Common         294429105  1,315,870  53,300         Defined               53,000               300
Ericsson (LM) Telephone Co        Common         294821400    316,350   3,700         Defined                  200             3,500
Exxon Mobil Corp                  Common         30231G102 20,800,401 264,552         Defined              255,796             8,756
FPL Group Inc.                    Common         302571104  1,195,540  25,990         Defined               25,965                25
Fastenal Co.                      Common         311900104    234,375   5,000         Defined                    0             5,000
Federal Home Loan Mtg Cor         Common         313400301    207,112   4,768           Sole                 4,768                 0
Federal National Mortgage         Common         313586109  3,484,968  61,955         Defined               58,555             3,400
Fifth Third Bancorp               Common         316773100    262,297   4,265           Sole                 4,265                 0
First Merchants Corp.             Common         320817109  1,557,171  77,375         Defined               33,851            43,524
Firstar Corp. New Wis             Common         33763V109  1,541,323  68,312         Defined               67,628               684
GTE Corp.                         Common         362320103  3,660,339  51,645           Sole                51,645                 0
The Gap, Inc.                     Common         364760108    553,150  11,063         Defined               11,013                50
Gateway Inc.                      Common         367626108    359,329   6,740           Sole                 6,740                 0
General Electric Company          Common         369604103 26,037,381 164,015         Defined              151,603            12,412
General Motors Corp.              Common         370442105    404,298   4,938         Defined                4,938                 0
Gillette Company                  Common         375766102    480,077  12,953         Defined               12,753               200
Guidant Corp                      Common         401698105  2,180,242  39,020         Defined               36,495             2,525
Harley Davison Inc.               Common         412822108  1,104,988  14,065         Defined               13,015             1,050
Hewlett-Packard Co.               Common         428236103 10,667,631  81,588         Defined               69,688            11,900
Hillenbrand Industries IN         Common         431573104    454,400  14,200         Defined               13,450               750
Home Depot Inc.                   Common         437076102 19,875,885 296,655         Defined              277,743            18,912
Honeywell Int'l Inc               Common         438516106  2,091,209  40,606         Defined               36,206             4,400
Illinois Tool Works Inc.          Common         452308109  6,490,398 111,782         Defined              103,282             8,500
Indiana Energy Inc.               Common         454707100  1,652,609  87,844         Defined               87,844                 0
Intel Corp.                       Common         458140100 29,649,674 233,462         Defined              209,562            23,900
International Business Machine    Common         459200101  2,636,445  21,522         Defined               17,232             4,290
Interpublic Group Cos Inc.        Common         460690100 17,297,633 359,895         Defined              350,040             9,855
IPALCO Enterprises                Common         462613100    685,855  35,744           Sole                35,744                 0
Jabil Circuit Inc.                Common         466313103    381,781   4,750         Defined                3,750             1,000
Jefferson-Pilot                   Common         475070108  3,833,290  58,301         Defined               54,101             4,200
Johnson and Johnson               Common         478160104  4,334,428  61,264         Defined               44,564            16,700
Johnson Controls                  Common         478366107  1,690,058  31,370         Defined               29,495             1,875
Kellogg Co.                       Common         487836108    391,300  15,050         Defined               13,150             1,900
Keycorp New                       Common         493267108    217,818  11,617           Sole                11,617                 0
Kohls Corporation                 Common         500255104  1,580,064  15,870         Defined               12,870             3,000
Lancaster Colony Corp             Common         513847103  2,295,896  77,173         Defined               60,173            17,000
Lexmark Intl Group Inc Cl. A      Common         529771107  4,783,888  46,530         Defined               37,465             9,065
Lilly (Eli) and Co.               Common         532457108  6,770,587 111,450         Defined               96,000            15,450
Lilly Industries                  Common         532491107    260,062  21,900           Sole                21,900                 0
Lincoln National Corp. of Indiana Common         534187109  2,764,790  78,994         Defined               47,757            31,237
Linear Technology                 Common         535678106  6,439,678 113,725         Defined              113,575               150
Lucent Technologies               Common         549463107 17,478,758 276,344         Defined              261,257            15,087
MBNA Corp                         Common         55262L100  2,950,660 116,567         Defined              116,092               475
MCN Energy Group, Inc.            Common         55267J100    869,137  35,475         Defined               35,025               450
MCI Worldcom Inc.                 Common         55268B106  1,881,923  44,215         Defined               27,915            16,300
MFS Financial Inc.                Common         55273L107    234,622  26,250         Defined                6,200            20,050
Marsh & McLennan COS              Common         571748102  3,135,381  30,257         Defined               30,057               200
Marsh Supermarkets Inc. Cl. B     Common         571783208  1,842,663 179,772         Defined              179,772                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  2,122,134 129,596         Defined              129,596                 0
McDonald's Corp.                  Common         580135101  2,648,386  70,389         Defined               66,189             4,200
Medtronic Inc.                    Common         585055106  5,530,797 108,447         Defined               88,335            20,112
Mellon Financial Corp             Common         58551A108    348,928  11,853         Defined                8,925             2,928
Merck and Co. Inc.                Common         589331107  7,856,366 122,635         Defined              113,235             9,400
Merrill Lynch & Co. Inc.          Common         590188108  3,658,112  35,280         Defined                  200            35,080
Microsoft Corp.                   Common         594918104  6,391,262  61,826         Defined               39,001            22,825
Monsanto Company                  Common         611662107    391,293   7,875         Defined                6,675             1,200
Morgan Stanley, Dean Witter & Co. Common         617446448    593,222   7,050           Sole                 7,050                 0
Motorola Inc.                     Common         620076109    273,244   1,900         Defined                1,800               100
National City Corporation         Common         635405103  6,908,309 340,093         Defined               33,156           306,937
National Fuel and Gas Co.         Common         636180101  3,181,668  74,425         Defined               65,475             8,950
ADR Nokia Corp Sponsered Finland  Common         654902204    318,336   1,530         Defined                  130             1,400
Nortel Networks Corp.             Common         656569100 13,988,258 113,495         Defined              106,995             6,500
Northern Trust Corp.              Common         665859104    356,362   5,525         Defined                5,450                75
Old National Bancorp              Common         680033107 19,140,661 636,685         Defined              525,411           111,274
Old Republic Int'l Corp           Common         680223104  1,984,760 145,000           Sole               145,000                 0
Omnicom Group Inc.                Common         681919106    408,306   4,315           Sole                 4,315                 0
Oracle Corp                       Common         68389X105    245,432   3,129           Sole                 3,129                 0
Paychex Inc.                      Common         704326107 13,558,945 256,735         Defined              221,273            35,462
Pepsico Inc.                      Common         713448108    862,160  24,201         Defined               24,001               200
Pfizer Inc.                       Common         717081103  3,595,980  98,520         Defined               93,420             5,100
Philip Morris Cos Inc.            Common         718154107    233,325  10,980         Defined               10,980                 0
Pitney Bowes                      Common         724479100  2,689,306  61,646         Defined               60,446             1,200
T Rowe Price                      Common         741477103  3,511,194  91,645         Defined               77,845            13,800
Procter and Gamble Co.            Common         742718109  4,196,416  72,352         Defined               63,952             8,400
Royal Dutch Petroleum New         Common         780257804  1,036,298  17,925         Defined                9,525             8,400
SBC Communications                Common         78387G103 15,599,358 372,522         Defined              320,299            52,223
Standard & Poors Depository       Common         78462F103  1,303,993   8,770           Sole                 8,770                 0
Sara Lee Corp.                    Common         803111103  1,195,753  65,075         Defined               60,675             4,400
Schering-Plough Corp.             Common         806605101  5,682,546 152,294         Defined              135,794            16,500
Schlumberger LTD                  Common         806857108    672,537   8,650         Defined                8,650                 0
Schwab (Charles) Corp             Common         808513105  2,248,195  38,105         Defined               33,980             4,125
Scient-Atlantic                   Common         808655104    253,500   4,000         Defined                    0             4,000
Service Merchandise Co            Common         817589108      1,577  16,600           Sole                16,600                 0
Smithkline Beecham PLC            Common         832378301    385,128   6,000           Sole                 6,000                 0
Solectron Corp.                   Common         834182107  4,340,227 113,470         Defined               98,130            15,340
State Street Corp.                Common         857477103  6,359,187  68,149         Defined               68,149                 0
Sun Microsystems                  Common         866810104 12,747,186 136,790         Defined              131,590             5,200
Sungard Data Systems Inc.         Common         867363103  1,283,646  36,095         Defined               35,895               200
Sybron Intl. Corp.                Common         87114F106    416,927  15,335         Defined               14,985               350
Synovous Financial Corp.          Common         87161C105  3,072,069 171,864         Defined              170,927               937
Sysco Corp.                       Common         871829107  8,126,153 227,305         Defined              210,755            16,550
Target Corp                       Common         87612E106  9,636,921 124,850         Defined              120,715             4,135
Tellabs, Inc. Delaware            Common         879664100  6,475,093 108,710         Defined               90,895            17,815
Texas Instruments                 Common         882508104    202,593   1,241           Sole                 1,241                 0
Time Warner Inc.                  Common         887315109    338,937   3,740           Sole                 3,740                 0
Tyco Intl LTD New                 Common         902124106  9,312,261 186,712         Defined              176,587            10,125
United Technologies Corp.         Common         913017109  3,784,075  61,655         Defined               55,215             6,440
Vitesse Semiconductor             Common         928497106  1,951,326  20,982         Defined                8,082            12,900
Wachovia Corp.                    Common         929771103  1,591,012  23,925         Defined               23,925                 0
Wal-Mart Stores Inc.              Common         931142103  1,563,618  26,502           Sole                26,502                 0
Walgreen Company                  Common         931422109  5,965,629 237,438         Defined              235,651             1,787
Warner-Lambert Co.                Common         934488107  3,057,408  31,848         Defined               28,623             3,225
Werner Enterpises                 Common         950755108    650,735  39,142         Defined               38,092             1,050
Willamette Ind., Inc.             Common         969133107  2,521,155  64,645         Defined               50,345            14,300

GRAND TOTAL                                               644,217,176 12,376,107                        10,443,412       0 1,869,115
                                                          =========== ==========                        ==========       = =========